Aristotle Floating Rate Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

BANK LOANS - 85.9%	Par	Value
Communications - 0.6%
Speedster Bidco GmbH, Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 3.50%), 10/13/2031	$11,755,554	$11,802,106
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.11% (1 mo. SOFR US + 4.75%), 03/15/2030	13,881,592	13,933,649
		25,735,755

Consumer Discretionary - 15.3%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	46,677,901	46,888,418
Alterra Mountain Co., Senior Secured First Lien
7.11% (1 mo. SOFR US + 2.75%), 08/17/2028	67,707,228	68,236,360
7.36% (1 mo. SOFR US + 3.00%), 05/31/2030	3,424,765	3,459,030
Anticimex Global AB, Senior Secured First Lien
7.52% (SOFR + 3.15%), 11/16/2028	39,590,078	39,920,061
7.71% (SOFR + 3.40%), 11/16/2028	10,287,213	10,374,037
Belron Finance 2019 LLC, Senior Secured First Lien, 7.27% (3 mo. SOFR US + 2.75%), 10/16/2031	27,057,188	27,348,999
Caesars Entertainment, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 02/06/2031	26,157,910	26,247,762
Chariot Buyer LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 11/03/2028	35,476,215	35,731,289
ClubCorp Holdings, Inc., Senior Secured First Lien
9.85% (3 mo. SOFR US + 5.00%), 09/18/2026	81,698,471	82,047,732
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	2,385,981	2,396,181
CNT Holdings I Corp., Senior Secured First Lien, 8.09% (3 mo. SOFR US + 3.50%), 11/08/2027	45,845,281	46,202,187
Cornerstone Building Brands, Inc., Senior Secured First Lien
10.02% (1 mo. SOFR US + 5.63%), 08/01/2028	1,612,658	1,588,468
8.90% (1 mo. SOFR US + 4.50%), 05/15/2031	17,957,000	17,345,385
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien
7.13% (1 mo. Term SOFR + 2.75%), 05/30/2031	6,016,304	6,025,148
7.13% (1 mo. Term SOFR + 2.75%), 05/30/2031	733,696	734,774
Grant Thornton LLP/Chicago, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.25%), 05/30/2031	14,962,500	14,984,495
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 05/04/2028	33,937,325	34,207,806
MIC Glen LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 4.25%), 07/21/2028	6,699,375	6,753,807
PetSmart LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/14/2028	22,252,513	22,206,116
PPV Intermediate Holdings II LLC, Senior Secured First Lien
10.26% (3 mo. SOFR US + 5.75%)	19,900,000	19,912,438
10.88% (6 mo. SOFR US + 5.75%), 08/31/2029	–	0
Spin Holdco, Inc., Senior Secured First Lien, 8.97% (3 mo. SOFR US + 4.00%), 03/06/2028	7,279,527	6,163,176
Verde Purchaser LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 11/29/2030	5,486,216	5,510,218
Wand NewCo 3, Inc., Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 01/30/2031	37,960,152	38,162,859
7.61% (3 mo. SOFR US + 3.25%), 01/30/2031	22,848,635	22,970,647
Weber-Stephen Products LLC, Senior Secured First Lien
7.84% (1 mo. SOFR US + 3.25%), 10/29/2027	15,971,531	15,946,535
8.81% (1 mo. SOFR US + 4.25%), 10/29/2027	5,711,891	5,710,120
Whatabrands LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/03/2028	50,499,050	50,681,099
		657,755,147

Consumer Staples - 1.8%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
8.34% (1 mo. SOFR US + 3.75%), 10/01/2025	55,375,509	54,351,062
9.34% (1 mo. SOFR US + 4.75%), 10/01/2025	12,209,743	11,996,072
Fiesta Purchaser, Inc., Senior Secured First Lien, 7.62% (1 mo. Term SOFR + 4.00%), 02/12/2031	9,646,563	9,666,145
		76,013,279

Energy - 0.7%
Rockpoint Gas Storage Partners LP, Senior Secured First Lien
7.99% (3 mo. SOFR US + 3.50%), 09/18/2031	900,000	907,200
7.99% (3 mo. SOFR US + 3.50%), 09/18/2031	600,000	604,800
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.19% (3 mo. SOFR US + 3.50%), 02/16/2028	27,587,102	27,770,970
		29,282,970

Financials - 17.7%
Accession Risk Management Group, Inc., Senior Secured First Lien
9.23% (3 mo. SOFR US + 4.75%), 11/01/2026	8,734,146	8,745,064
9.23% (3 mo. SOFR US + 4.75%), 11/01/2026	1,588,836	1,590,822
9.23% (3 mo. SOFR US + 4.75%), 11/01/2026	2,711,175	2,714,564
9.41% (3 mo. SOFR US + 4.75%), 11/01/2026	356,898	357,344
9.41% (3 mo. SOFR US + 4.75%), 11/01/2026	809,100	810,111
9.41% (3 mo. SOFR US + 4.75%), 11/01/2026	1,690,965	1,693,079
9.49% (3 mo. SOFR US + 4.75%), 11/01/2026	44,077,299	44,132,396
9.49% (3 mo. SOFR US + 4.75%), 11/01/2026	3,739,138	3,743,812
9.49% (3 mo. SOFR US + 4.75%), 11/01/2026	2,814,594	2,818,112
9.23% (3 mo. SOFR US + 4.75%), 10/30/2029	3,161,887	3,165,839
9.08% (3 mo. SOFR US + 4.75%), 10/30/2029	822,694	822,694
9.41% (3 mo. SOFR US + 4.75%), 10/30/2029	3,961,597	3,966,549
9.26% (3 mo. SOFR US + 4.75%), 10/30/2029	2,370,737	2,370,737
9.31% (3 mo. SOFR US + 4.75%), 10/30/2029	163,446	163,446
9.49% (3 mo. SOFR US + 4.75%), 10/30/2029	1,823,630	1,825,910
9.34% (3 mo. SOFR US + 4.75%), 10/30/2029	1,648,532	1,648,532
9.34% (3 mo. SOFR US + 4.75%), 10/30/2029	359,891	359,891
9.77% (3 mo. SOFR US + 4.75%), 10/30/2029	6,336	6,336
Acrisure LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 11/06/2030	32,783,566	32,878,311
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 09/19/2031	54,461,175	54,668,672
Amynta Agency Borrower, Inc., Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.00%), 12/29/2031	16,500,000	16,520,625
Apex Group Treasury LLC, Senior Secured First Lien
9.39% (6 mo. SOFR US + 3.75%), 07/27/2028	22,838,835	23,081,498
9.08% (6 mo. SOFR US + 4.00%), 07/27/2028	36,164,013	36,540,842
AssuredPartners, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 02/14/2031	31,561,355	31,664,877
BroadStreet Partners, Inc., Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 06/13/2031	7,939,017	7,975,457
7.36% (1 mo. SOFR US + 3.00%), 06/16/2031	77,558,087	77,914,079
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	41,092,510	40,648,505
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 04/09/2027	25,785,618	25,278,028
Deerfield Dakota Holding LLC, Senior Secured Second Lien, 11.88% (3 mo. SOFR US + 6.75%), 04/10/2028	68,031,447	65,395,228
FNZ USA FinCo LLC, Senior Secured First Lien, 9.55% (3 mo. SOFR US + 5.00%), 11/05/2031	34,500,000	33,734,618
Howden Group Holdings Ltd., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 04/18/2030	37,869,323	38,200,679
Hyperion Refinance Sarl, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 02/18/2031	53,282,615	53,712,339
IMA Financial Group, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.00%), 11/01/2028	41,749,805	41,854,179
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.08% (3 mo. SOFR US + 4.75%), 05/06/2032	83,000,000	85,196,180
USI, Inc./NY, Senior Secured First Lien, 6.63% (1 mo. Term SOFR + 2.25%), 11/23/2029	16,500,000	16,493,895
		762,693,250

Health Care - 8.4%
Bausch + Lomb Corp., Senior Secured First Lien
7.79% (1 mo. SOFR US + 3.25%), 05/10/2027	76,600,221	76,986,669
8.33% (3 mo. SOFR US + 4.00%), 09/29/2028	47,479,276	47,790,978
Curium Bidco Sarl, Senior Secured First Lien
7.83% (3 mo. SOFR US + 3.50%), 07/31/2029	12,482,913	12,631,209
7.83% (3 mo. SOFR US + 3.50%), 07/31/2029	8,325,673	8,424,582
7.83% (3 mo. SOFR US + 3.50%), 07/31/2029	3,699,312	3,743,260
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	70,691,962	71,021,387
Packaging Coordinators Midco, Inc., Senior Secured First Lien, 7.84% (3 mo. SOFR US + 3.25%), 11/30/2027	36,552,294	36,757,901
Pathway Vet Alliance LLC, Senior Secured First Lien, 8.60% (1 mo. SOFR US + 3.75%), 03/31/2027	39,353,753	32,127,420
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.71% (3 mo. SOFR US + 3.25%), 12/04/2031	72,280,852	72,881,867
		362,365,273

Industrials - 21.2%
Apple Bidco LLC, Senior Secured First Lien
7.34% (1 mo. SOFR US + 2.75%), 09/25/2028	1,305,556	1,314,643
7.86% (1 mo. SOFR US + 3.50%), 09/25/2028	47,173,120	47,541,778
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 12/26/2028	57,655,741	58,046,359
Bleriot US Bidco, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 10/17/2030	17,643,834	17,758,255
Brown Group Holding LLC, Senior Secured First Lien
6.86% (1 mo. SOFR US + 2.50%), 07/01/2031	4,252,780	4,273,725
6.86% (1 mo. SOFR US + 2.50%), 07/01/2031	1,533,809	1,541,363
6.86% (1 mo. SOFR US + 2.50%), 07/01/2031	738,445	741,469
7.01% (3 mo. SOFR US + 2.50%), 07/01/2031	564,884	567,197
7.09% (3 mo. SOFR US + 2.50%), 07/01/2031	1,190,421	1,195,296
Crosby US Acquisition Corp., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.50%), 08/16/2029	64,293,788	65,033,488
Cube A&D Buyer, Inc., Senior Secured First Lien, 8.13% (3 mo. SOFR US + 3.50%), 10/20/2031	9,825,000	9,902,765
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	50,736,716	51,034,033
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	19,298,628	19,411,718
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.85% (3 mo. SOFR US + 6.00%), 05/21/2029	13,690,679	13,759,132
11.63% (3 mo. SOFR US + 6.50%), 05/21/2029	9,985,275	10,043,539
FCG Acquisitions, Inc., Senior Secured First Lien, 8.48% (1 mo. SOFR US + 3.75%), 04/03/2028	5,721,712	5,768,917
Filtration Group Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 10/23/2028	79,328,792	80,052,667
Goat Holdco LLC, Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.00%), 12/10/2031	32,000,000	32,064,000
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.60% (3 mo. SOFR US + 6.75%), 12/24/2029	26,439,641	26,814,291
Kenan Advantage Group, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 01/25/2029	23,651,151	23,828,652
Lasership, Inc., Senior Secured First Lien
12.04% (includes 0.00% PIK) (3 mo. SOFR US + 7.00%), 01/02/2029	2,456,438	1,973,342
9.54% (includes 0.00% PIK) (3 mo. SOFR US + 4.50%), 08/10/2029	5,598,097	1,973,329
Pro Mach Group, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 08/31/2028	28,047,172	28,327,644
Radwell Parent LLC, Senior Secured First Lien
9.93% (3 mo. SOFR US + 5.50%), 04/01/2029	42,333,845	42,404,543
11.95% (1 mo. Term SOFR + 6.53%), 04/01/2029	866,720	868,168
Roper Industrial Products Investment Co., Senior Secured First Lien
7.19% (3 mo. SOFR US + 2.75%), 11/23/2029	43,893,052	44,194,816
7.19% (1 mo. Term SOFR + 2.75%), 11/23/2029	5,808,771	5,830,553
Signia Aerospace LLC, Senior Secured First Lien
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	20,053,846	20,091,547
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	16,407,692	16,438,539
7.67% (1 mo. Term SOFR + 3.00%), 12/11/2031	3,038,462	3,044,174
Spirit AeroSystems, Inc., Senior Secured First Lien, 9.09% (3 mo. SOFR US + 4.50%), 01/15/2027	14,499,914	14,666,083
SPX FLOW, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 04/05/2029	36,073,101	36,418,141
Star US Bidco LLC, Senior Secured First Lien, 8.11% (1 mo. SOFR US + 3.75%), 03/17/2027	17,995,543	18,136,178
STS Operating, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 4.00%), 03/25/2031	14,955,019	15,020,447
Tidal Waste & Recycling Holdings LLC, Senior Secured First Lien, 7.83% (3 mo. SOFR US + 3.50%), 10/24/2031	2,500,000	2,522,663
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	43,321,017	43,740,797
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	32,661,646	32,939,434
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	18,761,691	18,921,259
TransDigm, Inc., Senior Secured First Lien
7.08% (3 mo. SOFR US + 2.75%), 03/22/2030	4,239,322	4,257,190
6.83% (3 mo. SOFR US + 2.50%), 02/28/2031	35,632,456	35,733,652
7.32% (3 mo. SOFR US + 2.50%), 01/20/2032	52,651,875	52,823,257
		911,019,043

Materials - 6.0%
Charter Next Generation, Inc., Senior Secured First Lien, 7.53% (1 mo. SOFR US + 3.00%), 12/02/2030	48,980,309	49,305,783
LABL, Inc., Senior Secured First Lien, 9.56% (1 mo. SOFR US + 5.00%), 10/30/2028	62,818,191	60,894,384
Pregis TopCo LLC, Senior Secured First Lien
8.36% (1 mo. SOFR US + 4.00%), 07/31/2026	26,386,335	26,591,357
8.59% (1 mo. SOFR US + 4.00%), 07/31/2026	13,397,942	13,492,867
Pretium PKG Holdings, Inc., Senior Secured First Lien
9.17% (includes 0.00% PIK) (3 mo. SOFR US + 4.60%), 10/02/2028	24,978,481	19,974,917
9.17% (includes 0.00% PIK) (3 mo. SOFR US + 4.60%), 10/02/2028	383,889	306,990
9.57% (includes 0.00% PIK) (3 mo. SOFR US + 5.00%), 10/02/2028	4,736,563	4,896,445
9.57% (includes 0.00% PIK) (3 mo. SOFR US + 5.00%), 10/02/2028	29,830	30,836
Proampac PG Borrower LLC, Senior Secured First Lien
8.52% (3 mo. SOFR US + 4.00%), 09/15/2028	14,378,886	14,441,794
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	22,038,420	22,134,838
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.75%), 09/18/2028	21,629,567	21,850,729
Windsor Holdings III LLC, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 08/01/2030	25,333,238	25,681,570
		259,602,510

Technology - 14.2%
Applied Systems, Inc., Senior Secured Second Lien, 9.58% (3 mo. SOFR US + 5.25%), 02/23/2032	81,000,000	83,473,335
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 3.50%), 11/25/2031	12,875,000	12,996,862
Central Parent LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/06/2029	94,225,983	93,101,395
DS Admiral Bidco LLC, Senior Secured First Lien
8.61% (1 mo. SOFR US + 4.25%), 06/26/2031	1,653,000	1,611,675
8.61% (1 mo. SOFR US + 4.25%), 06/26/2031	1,239,750	1,208,756
Ellucian Holdings, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 10/29/2029	27,157,776	27,375,038
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.11% (1 mo. SOFR US + 4.75%), 11/22/2032	39,235,000	40,085,222
Epicor Software, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 05/30/2031	55,675,139	56,141,975
Peraton Corp., Senior Secured Second Lien
12.46% (3 mo. SOFR US + 7.75%), 02/01/2029	3,997,222	3,271,886
12.71% (3 mo. SOFR US + 8.00%), 02/01/2029	5,625,000	4,610,138
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 11/03/2031	9,250,000	9,319,375
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	70,006,129	70,220,698
Project Boost Purchaser LLC, Senior Secured First Lien, 8.15% (3 mo. SOFR US + 3.50%), 07/16/2031	24,818,833	25,026,194
Project Boost Purchaser LLC, Senior Secured Second Lien, 9.90% (3 mo. SOFR US + 5.25%), 07/16/2032	20,699,600	21,156,751
RealPage, Inc., Senior Secured First Lien
7.69% (1 mo. Term SOFR + 3.00%), 04/24/2028	18,076	17,941
8.08% (3 mo. SOFR US + 3.75%), 04/24/2028	22,500,000	22,633,650
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	135,646,499	136,773,043
		609,023,934
TOTAL BANK LOANS (Cost $3,672,135,880)		3,693,491,161

EXCHANGE TRADED FUNDS - 5.7%	Shares	Value
Invesco Senior Loan ETF	2,841,221	59,864,526
iShares iBoxx $ High Yield Corporate Bond ETF	481,791	37,892,862
SPDR Blackstone Senior Loan ETF	1,478,881	61,713,704
SPDR Bloomberg High Yield Bond ETF	428,501	40,908,991
SPDR Bloomberg Short Term High Yield Bond ETF	1,815,527	45,842,057
TOTAL EXCHANGE TRADED FUNDS (Cost $240,009,709)		246,222,140

CORPORATE BONDS - 5.2%	Par	Value
Consumer Discretionary - 1.5%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	34,550,000	35,356,061
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	27,018,625	27,779,042
		63,135,103

Financials - 3.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (a)	53,359,000	52,971,614
7.00%, 01/15/2031 (a)	27,325,000	27,461,649
7.38%, 10/01/2032 (a)	38,800,000	39,205,537
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	28,910,000	29,230,448
		148,869,248

Technology - 0.3%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	13,115,000	12,976,298
TOTAL CORPORATE BONDS (Cost $224,085,444)		224,980,649

TOTAL INVESTMENTS - 96.8% (Cost $4,136,231,003)		4,164,693,950
Other Assets in Excess of Liabilities - 3.2%		135,566,193
TOTAL NET ASSETS - 100.0%		$4,300,260,143

Percentages are stated as a percent of net assets.
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)  Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $224,980,649 or 5.2% of the Fund’s net assets.